Voya MI Dynamic SMID Cap Fund Average Annual Total Returns - Class A C I R and W Shares [Member]			12 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Class A
Prospectus [Line Items]
Average Annual Return, Percent			8.15%	8.23%	6.87%
Performance Inception Date		Feb. 03, 1998
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			5.36%	6.44%	5.23%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			6.66%	6.18%	5.07%
Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class A | Russell 2500TM Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.00%	8.77%	8.85%
Class A | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.93%	10.34%	9.68%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			13.14%	8.99%	7.10%
Performance Inception Date		Jun. 30, 1998
Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class C | Russell 2500TM Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.00%	8.77%	8.85%
Class C | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.93%	10.34%	9.68%
Class I
Prospectus [Line Items]
Average Annual Return, Percent			15.00%	9.79%	7.78%
Performance Inception Date		Feb. 03, 1998
Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class I | Russell 2500TM Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.00%	8.77%	8.85%
Class I | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.93%	10.34%	9.68%
Class R
Prospectus [Line Items]
Average Annual Return, Percent			14.42%	9.25%	7.25%
Performance Inception Date		Oct. 24, 2003
Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class R | Russell 2500TM Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.00%	8.77%	8.85%
Class R | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.93%	10.34%	9.68%
Class W
Prospectus [Line Items]
Average Annual Return, Percent			15.07%	9.80%	7.75%
Performance Inception Date		Aug. 05, 2011
Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		23.81%	13.86%	12.55%
Class W | Russell 2500TM Index,[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]		12.00%	8.77%	8.85%
Class W | S&P MidCap 400® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		13.93%	10.34%	9.68%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	Effective July 28, 2025, the Investment Adviser changed the secondary benchmark from the S&P MidCap 400® Index to the Russell 2500TM Index because the Russell 2500TM Index is considered by the Investment Adviser to be more reflected of the type of securities in which the Fund invests.